Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid postage		$ 2,048	$ 2,406
Prepaid insurance		765	701
Prepaid maintenance		390	793
Government receivables		3,496	3,942
Deferred stock issuance costs		478
Other prepaids		1,596	2,191
Total prepaid expenses and other current assets	$ 8,793	$ 8,773	$ 10,033